Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Jul. 31, 2016	Jul. 31, 2026	Jul. 31, 2017	Jul. 31, 2018	Jul. 31, 2019	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2025	Jul. 31, 2026
C000010996 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nomura Strategic Income Fund (Institutional Class) – including sales charge
Accumulated Value	$ 10,000		$ 10,186.63	$ 10,151.21	$ 10,706.73	$ 11,406.78	$ 12,362.72	$ 11,086.1	$ 11,558.06	$ 12,575.59	$ 13,504.05	$ 14,129.8
C000010995 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nomura Strategic Income Fund (Class R) – including sales charge
Accumulated Value	10,000		10,137.51	10,040.29	10,549.9	11,183	12,057.37	10,747.71	11,149.87	12,070.61	12,896.98	13,438.37
C000010994 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nomura Strategic Income Fund (Class C) – including sales charge
Accumulated Value	10,000		10,088.06	9,952.76	10,393.34	10,962.77	11,760.8	10,441.21	10,763	11,610.37	12,344.21	12,792.47
C000010992 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nomura Strategic Income Fund (Class A) – including sales charge
Accumulated Value	9,550		9,708.59	9,649.82	10,152.62	10,789.62	11,664.64	10,445.98	10,863.65	11,790.6	12,629.71	13,170
C000130079 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nomura Emerging Markets Debt Corporate Fund (Class A) – including sales charge
Accumulated Value	9,550		10,316.33	10,306.65	11,358.96	11,555.22	12,594.09	10,851.47	11,582.34	12,632.63	13,579.1	14,197.85
C000130080 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nomura Emerging Markets Debt Corporate Fund (Class C) – including sales charge
Accumulated Value	10,000		10,774.3	10,684.13	11,674.33	11,789.99	12,755.2	10,911.1	11,563.98	12,510.88	13,345.66	13,844.44
C000130082 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nomura Emerging Markets Debt Corporate Fund (Institutional Class) – including sales charge
Accumulated Value	10,000		10,824.84	10,842.13	11,970.41	12,194.74	13,328.45	11,515.58	12,322.37	13,490.55	14,516.99	15,215.21
Bloomberg US Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Index
Accumulated Value	10,000		9,948.524637	9,868.925934	10,666.41351	11,745.98574	11,663.55685	10,600.26697	10,243.26142	10,765.77765	11,129.84882	11,431.42134
Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Index
Accumulated Value	10,000		9,871.734872	9,824.066055	10,386.86774	11,198.13755	11,286.0298	9,640.139856	9,379.397373	9,660.711839	10,085.87194	10,246.85703
J P Morgan Corporate Emerging Markets Bond Index Broad Diversified [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		J.P. Morgan Corporate Emerging Markets Bond Index Broad Diversified
Accumulated Value	$ 10,000		$ 10,597.41606	$ 10,651.29947	$ 11,674.37858	$ 12,282.87877	$ 13,073.70716	$ 11,303.38093	$ 11,935.15384	$ 13,112.65306	$ 14,055.92884	$ 14,807.46688